Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

10- Property, Plant and Equipment

The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2010	96,475	316,935	413,410
Capital expenditures	24,716	78,258	102,974
Retirements and sales	(1,612)	(18,787)	(20,399)
Reclassification	74	(206)	(132)
Foreign currency translation effect	11,778	33,690	45,468

Balance December 31, 2010	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,218
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,666	28,852

Balance December 31, 2011	167,874	454,950	622,824

Accumulated depreciation:
Balance January 1, 2010	62,583	236,016	298,599
Depreciation for the year	7,092	23,538	30,630
Retirements and sales	(1,607)	(15,757)	(17,364)
Reclassification	—	(240)	(240)
Foreign currency translation effect	6,147	25,609	31,756

Balance December 31, 2010	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,485	15,505

Balance December 31, 2011	77,096	285,547	362,643

Property, plant and equipment, net:
December 31, 2010	57,215	140,722	197,937
December 31, 2011	90,778	169,403	260,180

Useful lives in years:	- Buildings and leasehold improvements	10-25
	- Machinery and equipment	2-10
	- Furniture and fixtures	2-10

ASM Japan has pledged real estate with a carrying value of € 6,088 to secure loan facilities outstanding in Japan.

In 2011 the Company recorded an impairment charge of € 8,038 related to machinery and equipment. The Company impaired certain items of property, plant and equipment related to the Back-end lead frame business. The impairment loss of € 8,038 was recognized based on the recoverable amount of the relevant assets.

In 2009 the Company recorded impairment charges of € 4,628 mainly related to machinery and equipment. The Company impaired certain demo tools which were as a result of the strategic reorientation determined end of life. Valuations of these assets are classified as Level 3 in the fair value hierarchy since their fair values were determined based on unobservable inputs. The impairment charges were determined based on the difference between the asset's estimated fair value and their carrying amount.

In 2009 the decision was made to dispose certain items of property, plant and equipment. These assets are reported as held for sale.